Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Textual)
Rent expense	$ 12,000	$ 12,000
Accounts payable and accrued expenses	436,881	652,895
Director One [Member]
Related Party Transactions (Textual)
Accrued compensation	6,000
Director Two [Member]
Related Party Transactions (Textual)
Accrued compensation	5,000
Director [Member]
Related Party Transactions (Textual)
Due to directors		94,000
RMH Overhead, LLC [Member]
Related Party Transactions (Textual)
Accounts payable and accrued expenses	$ 18,750	$ 18,750